Administrative Expense	12 Months Ended
Dec. 31, 2024
Administrative Expense [Abstract]
ADMINISTRATIVE EXPENSE
13.	ADMINISTRATIVE EXPENSE

	Year ended December 31,
	2024	2023	2022
Labor	302,365	146,138	53,550,086
Audit fee	253,915	298,516	247,782
Professional and other service fee	277,488	480,646	969,072
Depreciation and amortization charges	288,128	286,334	299,547
Decoration	-	3,686	133,502
Rental	13,899	81,304	4,661
Travelling and entertainment	124,689	74,861	89,272
Others	569,730	705,391	749,819
	1,830,214	2,076,876	56,043,741